Concentration of risks (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Major Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	66.70%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	18.30%
Sales Revenue [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			85.10%
Supplier Concentration Risk [Member] | Major Vendor One, Two and Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		90.60%	86.10%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	16.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	48.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.00%	36.00%